Document and Entity Information	May 11, 2022
Cover [Abstract]
Entity Registrant Name	Aveanna Healthcare Holdings Inc.
Amendment Flag	false
Entity Central Index Key	0001832332
Document Type	8-K
Document Period End Date	May 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40362
Entity Tax Identification Number	81-4717209
Entity Address, Address Line One	400 Interstate North Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	441-1580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVAH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false